Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 2,208	$ 2,846	$ 2,701
Prepaid expenses and other current assets	841	999	868
Inventory			98
Total current assets	3,049	4,095	3,667
Property and equipment, net	1,922	3,865	2,441
Assets held for sale	717
Right-of-use assets, net	433	1,507	798
Investment in Lynx, net	2,025	3,000
Intangible assets, net	45	20	10
Other assets	249	772	122
Total assets	8,440	13,259	7,038
Current Liabilities:
Accounts payable and accrued liabilities	1,670	3,371	3,219
Variable share settled restricted stock units	2,483	1,334
Current portion of operating lease liability	869	864	344
Other current liabilities		40	680
Total current liabilities	5,022	5,609	4,243
Lease liability, net of current portion	52	688	558
Convertible debt and warrant liability, at fair value	16	65	11,285
Other long-term liabilities		233
Total liabilities	5,090	6,595	16,086
Commitments and contingencies (Note 12)
Stockholders’ Equity (Deficit):
Additional paid-in capital	281,061	266,302	210,412
Accumulated deficit	(277,712)	(259,638)	(219,460)
Total stockholders’ equity	3,350	6,664	(9,048)
Total liabilities and stockholders’ equity	8,440	13,259	7,038
Related Party
Current Assets:
Notes receivable from related party		250
Class A Common Stock
Stockholders’ Equity (Deficit):
Common stock, value	1
Class B Common Stock
Stockholders’ Equity (Deficit):
Common stock, value
Series A Convertible Preferred Stock
Stockholders’ Equity (Deficit):
Preferred stock, value